Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory
3.
Inventory

Inventory costs are tracked on a lot-identified basis and are included as cost of revenues when sold. Inventories are stated at the lower of cost or net realizable value. The Company makes adjustments to inventory when conditions indicate that the net realizable value may be less than cost due to physical deterioration, obsolescence, changes in price levels, or other factors. Additional adjustments to inventory are made for excess and slow-moving inventory on hand that is not expected to be sold within a reasonable timeframe to reduce the carrying amount to its estimated net realizable value. The write-downs to inventory are included in cost of revenues and are based upon estimates about future demand from the Company’s customers and distributors and market conditions. The Company recorded a write-down of $154,000 related to hemp and GoodWheat seed during the three and nine months ended September 30, 2024. The Company recorded inventory write-downs of $252,000 and $444,000 related to packaging materials, hemp seed and GoodWheat during the three and nine months ended September 30, 2023, respectively. If there are significant changes in demand and market conditions, substantial future write-downs of inventory may be required, which would materially increase the Company’s expenses in the period the write down is taken and materially affect the Company’s operating results.

Inventories, net consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Raw materials	$450	$373
Finished goods	385	660
Inventories	$835	$1,033

Note 4. Inventory

Inventory costs are tracked on a lot-identified basis and are included as cost of revenues when sold. Inventories are stated at the lower of cost or net realizable value. The Company makes adjustments to inventory when conditions indicate that the net realizable value may be less than cost due to physical deterioration, obsolescence, changes in price levels, or other factors. Additional adjustments to inventory are made for excess and slow-moving inventory on hand that is not expected to be sold within a reasonable timeframe to reduce the carrying amount to its estimated net realizable value. The write-downs to inventory are included in cost of revenues and are based upon estimates about future demand from the Company’s customers and distributors and market conditions. The Company recorded inventory write-downs of $170,000 related to hemp seeds during the year ended December 31, 2023. The Company recorded write-downs of hemp seed and CBD oil inventories of $845,000 during the year ended December 31, 2022. If there are significant changes in demand and market conditions, substantial future write-downs of inventory may be required, which would materially increase the Company’s expenses in the period the write down is taken and materially affect the Company’s operating results.

Inventories, net consist of the following (in thousands):

	December 31, 2023	December 31, 2022
Raw materials	$373	$571
Finished goods	660	932
Inventories	$1,033	$1,503